United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas	May 11, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Tablle Value Total: $158,016

List of Other Included Managers:
No.		13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130h105      338     6760 SH       SOLE                     6760
AT&T Corp                      COM              001957109     1752    82256 SH       SOLE                    82256
Acxiom Corp                    COM              005125109     2971   142340 SH       SOLE                   142340
Alcoa, Inc.                    COM              022249106     1930    53690 SH       SOLE                    53690
Alltel Corp                    COM              020039103     1781    33957 SH       SOLE                    33957
American Home Prods            COM              026609107     1833    31200 SH       SOLE                    31200
Amgen                          COM              031162100     4420    73430 SH       SOLE                    73430
Anadarko Pete Corp             COM              032511107      471     7500 SH       SOLE                     7500
Anheuser Busch Cos             COM              035229103      487    10600 SH       SOLE                    10600
BJ Services                    COM              055482103     3939    55325 SH       SOLE                    55325
BP Amoco PLC ADR               COM              055622104      591    11916 SH       SOLE                    11916
Baker Hughes Inc               COM              057224107     1856    51120 SH       SOLE                    51120
Barrett Resources              COM              068480201     1716    28570 SH       SOLE                    28570
Bellsouth Corp                 COM              079860102      244     5972 SH       SOLE                     5972
Birmingham Stl Corp            COM              091250100       28    29800 SH       SOLE                    29800
Bombay Company                 COM              097924104       29    12300 SH       SOLE                    12300
Bristol Myers Squibb           COM              110122108     3219    54184 SH       SOLE                    54184
Burlington Res Inc             COM              122014103     2061    46061 SH       SOLE                    46061
Chiquita Brands Int'l          COM              170032106       64    49550 SH       SOLE                    49550
Citigroup                      COM              172967101     5196   115507 SH       SOLE                   115507
Citizens Holding Co            COM              174715102      502    30885 SH       SOLE                    30885
Clayton Homes Inc              COM              184190106      438    36331 SH       SOLE                    36331
Coca Cola Co                   COM              191216100      833    18450 SH       SOLE                    18450
Colonial Properties Tr         COM              195872106      745    27745 SH       SOLE                    27745
Comcast Corp                   COM              200300200     3814    90950 SH       SOLE                    90950
Cummins Inc.                   COM              231021106     1255    33425 SH       SOLE                    33425
Dana Corp                      COM              235811106     1500    87325 SH       SOLE                    87325
Diamond Offshore               COM              25271C102     1578    40100 SH       SOLE                    40100
Dole Food Company Inc          COM              256605106      942    58580 SH       SOLE                    58580
E M C Corp Mass                COM              268648102     2584    87883 SH       SOLE                    87883
Eastman Chemical Co            COM              277432100      598    12150 SH       SOLE                    12150
Enron Corp                     COM              293561106     4420    76075 SH       SOLE                    76075
Equity Res Prop Tr             COM              29476L107     1124    21605 SH       SOLE                    21605
Exxon Mobil Corp               COM              302290101     3202    39527 SH       SOLE                    39527
Federal Natl Mtg Assn          COM              313586109     4892    61460 SH       SOLE                    61460
Filene's Basement              COM              316866102        0    15000 SH       SOLE                    15000
First Data Corp                COM              319963104     3486    58385 SH       SOLE                    58385
Ford Mtr Co Del                COM              345370100     2216    78817 SH       SOLE                    78817
Freeport-McMoran Copper & Gold COM              35671D600      360    18100 SH       SOLE                    18100
General Elec Co                COM              369604103     2485    59360 SH       SOLE                    59360
Harland John H Co              COM              412693103     1623    86800 SH       SOLE                    86800
Hartmarx Corp                  COM              417119104       94    29700 SH       SOLE                    29700
Hewlett Packard Co             COM              428236103      368    11760 SH       SOLE                    11760
Hillenbrand Inds               COM              431573104     1586    32850 SH       SOLE                    32850
Homestake Mng Co               COM              437614100      589   112000 SH       SOLE                   112000
IMC Global Inc                 COM              449669100     1713   139275 SH       SOLE                   139275
Intel Corp                     COM              458140100     2691   102284 SH       SOLE                   102284
International Paper Co         COM              460146103      831    23027 SH       SOLE                    23027
Intl Business Mach             COM              459200101      991    10300 SH       SOLE                    10300
Kaman Corp Cl A                COM              483548103      177    10800 SH       SOLE                    10800
Kinross Gold                   COM              496902107       12    24848 SH       SOLE                    24848
Lockheed Martin Corp           COM              539830109     2657    74529 SH       SOLE                    74529
Loews Corp                     COM              540424108     2597    43720 SH       SOLE                    43720
Lowes Cos Inc                  COM              548661107     4110    70325 SH       SOLE                    70325
Lucent Technologies Inc        COM              549463107      123    12362 SH       SOLE                    12362
Lyondell Chemical              COM              552078107     1187    82600 SH       SOLE                    82600
Merck & Co Inc                 COM              589331107      438     5772 SH       SOLE                     5772
Motorola Inc                   COM              620076109      207    14510 SH       SOLE                    14510
New Amer Hi Inc Fd             COM              641876107      105    35000 SH       SOLE                    35000
New Plan Excel Realty          COM              648053106     1085    67810 SH       SOLE                    67810
Newmont Mng Corp               COM              651639106     1942   120464 SH       SOLE                   120464
Noble Affiliates               COM              654894104     1739    41665 SH       SOLE                    41665
Nortel Networks Corp           COM              656568102     2351   167365 SH       SOLE                   167365
Northrop Grumman               COM              666807102     1368    15725 SH       SOLE                    15725
Oracle Corp                    COM              68389X105     3328   222189 SH       SOLE                   222189
Pfizer Inc                     COM              717081103     3224    78735 SH       SOLE                    78735
Phelps Dodge Corp              COM              717265102     1006    25034 SH       SOLE                    25034
Pitney Bowes Inc               COM              724479100      959    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Raytheon Class A               COM              755111309     2438    83491 SH       SOLE                    83491
Regions Finl Corp              COM              758940100     1620    56969 SH       SOLE                    56969
Royal Oak Mines                COM              78051D105        0    53000 SH       SOLE                    53000
Ryerson Tull Inc               COM              783755101      175    17422 SH       SOLE                    17422
Ryland Group Inc               COM              783764103      436    10500 SH       SOLE                    10500
SBC Communications             COM              78387G103     3122    69954 SH       SOLE                    69954
Scientific Atlanta             COM              808655104     4519   108645 SH       SOLE                   108645
Southern Co                    COM              842587107      615    17530 SH       SOLE                    17530
Southwest Airls Co             COM              844741108     2101   118352 SH       SOLE                   118352
Sun Microsystems Inc           COM              866810104     2515   163604 SH       SOLE                   163604
Teekay Shipping Corp           COM              V89564104     3475    81575 SH       SOLE                    81575
Tellabs Inc                    COM              879664100     4158   102190 SH       SOLE                   102190
Temple Inland Inc              COM              879868107     1208    27310 SH       SOLE                    27310
Texaco Inc                     COM              881694103      315     4750 SH       SOLE                     4750
Texas Instrs Inc               COM              882508104     3010    97145 SH       SOLE                    97145
Transocean Sedco Forex         COM              835420100     1996    46050 SH       SOLE                    46050
Tyco Intl LTD New              COM              902124106     4468   103365 SH       SOLE                   103365
United Technologies            COM              913017109      652     8896 SH       SOLE                     8896
Wal Mart Stores Inc            COM              931142103     7372   145981 SH       SOLE                   145981
Weyerhaeuser Co.               COM              962166104     2140    42125 SH       SOLE                    42125
Regions Financial Trust 8% Pre PRD              75914h208      517    20200 SH       SOLE                    20200
Simmons First National Corp Pf PRD              828718205      159    12200 SH       SOLE                    12200